Long-Term Employee Benefits (Plan Assets) (Details) - Foreign Pension Plan [Member] - USD ($) $ in Millions	Jan. 01, 2015	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	100.00%
Fair value of plan assets		$ 1,140	$ 0
Fair value of plan liabilities		(3)
Fair value of plan assets, net of plan liabilities		1,137
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		148
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		992
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	2.70%
Fair value of plan assets		40
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		40
Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	42.30%
Fair value of plan assets		460
Equity securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		370
Equity securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		423
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	55.00%
Derivatives - Asset Position[Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Derivatives - Asset Position[Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Derivatives - Asset Position[Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Derivative Liability Position [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		(16)
Derivative Liability Position [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Derivative Liability Position [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		(16)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6
Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2
Government Issued [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		465
Government Issued [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7
Government Issued [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		458
Corporate Issued [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		148
Corporate Issued [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		60
Corporate Issued [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		88
Asset backed [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		33
Asset backed [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Asset backed [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 33